SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2019

Security Description/Long Positions

Common Stock (0.04%)	Shares	Value
Energy (0.03%)
Amplify Energy Corp	264	1,629
CHC Group LLC	6,978	27,912
Total Energy		29,541

Utilities (0.01%)
Vistra Energy Corp	17,126	14,557

Total Common Stock (Cost $404,233)		44,098

Corporate Debt (27.56%)	Par Value	Rate	Maturity	Value
Basic Materials (1.15%)
Ferroglobe PLC / Globe Specialty Metals Inc	$1,500,000	9.375%	03/01/2022	1,147,785

Communications (4.64%)
Consolidated Communications Inc	$2,850,000	6.500%	10/01/2022	2,636,250
Lee Enterprises Inc	$2,000,000	9.500%	03/15/2022	2,000,000
Total Communications				4,636,250

Consumer, Cyclical (7.31%)
PetSmart Inc	2,500,000	7.125%	03/15/2023	2,350,000
Bon-Ton Department Stores Inc/The	5,000,000	8.000%	06/15/2021	500,000
Golden Nugget Inc	1,650,000	6.750%	10/15/2024	1,678,875
JC Penney Corp Inc	2,000,000	5.875%	07/01/2023	1,720,000
Rite Aid Corp	1,350,000	6.125%	04/01/2023	1,071,023
Total Consumer, Cyclical				7,319,898

Energy (6.56%)
CHC Group LLC / CHC Finance Ltd	1,000,000	0.000%	10/01/2020	250,000
EP Energy LLC / Everest Acquisition Finance Inc	2,350,000	9.375%	05/01/2024	64,625
Energy Transfer Operating LP	2,255,000	6.625%	02/15/2168	2,130,975
NGPL PipeCo LLC	1,500,000	7.768%	12/15/2037	1,942,945
Talos Production LLC / Talos Production Finance Inc	2,125,000	11.000%	04/03/2022	2,167,500
Total Consumer, Non-Cyclical				6,556,045

Financial (2.08%)
BGC Partners Inc	550,000	3.750%	10/01/2024	547,377
Kimco Realty Corp	1,425,000	4.250%	04/01/2045	1,535,012
Total Financial				2,082,389

Industrial (0.19%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC	548,153	9.625%	01/15/2022	187,742

Technology (1.84%)
Rackspace Hosting Inc	2,000,000	8.625%	11/15/2024	1,839,800

Utilities (3.79%)
Pacific Gas & Electric Co	1,750,000	6.050%	03/01/2034	1,986,250
Southern California Edison Co	1,500,000	4.875%	03/01/2049	1,801,323
Total Financial				3,787,573

Total Corporate Debt (Cost $30,456,963)				27,557,482

Municipal Bonds (94.52%)	Par Value	Rate	Maturity	Value
Brooklyn Arena Local Development Corp	1,850,000	5.000%	07/15/2042	2,126,279
Buffalo & Fort Erie Public Bridge Authority	1,300,000	5.000%	01/01/2047	1,529,775
California Community Housing Agency	2,000,000	5.000%	08/01/2049	2,244,080
California Community Housing Agency	2,000,000	5.000%	04/01/2049	2,228,640
California Municipal Finance Authority	1,470,000	5.000%	02/01/2046	1,681,607
California Municipal Finance Authority	1,500,000	5.000%	12/31/2043	1,779,090
California Municipal Finance Authority	1,800,000	5.000%	05/15/2048	2,128,590
California Municipal Finance Authority	1,000,000	5.000%	05/15/2051	1,181,010
California Pollution Control Financing Authority	700,000	7.500%	07/01/2032	731,696
California Pollution Control Financing Authority	3,350,000	8.000%	07/01/2039	3,651,567
California Pollution Control Financing Authority	2,250,000	7.500%	12/01/2040	2,346,458
California Pollution Control Financing Authority	1,000,000	7.500%	12/01/2039	969,600
County of Clark NV	3,000,000	1.560%	07/01/2027	3,000,000
Clayton County Development Authority	1,000,000	8.750%	06/01/2029	1,047,630
Colorado Health Facilities Authority	1,100,000	5.000%	08/01/2044	1,312,465
County of Cuyahoga OH	2,275,000	5.000%	02/15/2057	2,543,405
Duluth Economic Development Authority	1,000,000	5.250%	02/15/2053	1,190,660
County of Jefferson AL Sewer Revenue	2,500,000	6.500%	10/01/2053	3,012,200
County of Jefferson AL Sewer Revenue	1,100,000	0.000%	10/01/2046	1,059,509
Kentucky Public Transportation Infrastructure Authority	675,000	5.750%	07/01/2049	758,383
Long Beach Bond Finance Authority	1,300,000	5.500%	11/15/2037	1,839,734
Louisiana Public Facilities Authority	1,000,000	5.000%	05/15/2046	1,157,130
County of Lucas OH	1,000,000	5.250%	11/15/2048	1,199,220
Main Street Natural Gas Inc	1,000,000	5.000%	05/15/2043	1,187,690
Main Street Natural Gas Inc	1,900,000	5.000%	05/15/2049	2,621,259
Massachusetts Development Finance Agency	1,700,000	5.000%	07/01/2044	1,901,671
Mississippi Development Bank	2,235,000	6.875%	12/01/2040	2,651,939
New Jersey Economic Development Authority	2,275,000	5.250%	09/15/2029	2,494,356
City of New York NY	4,000,000	1.540%	04/01/2042	4,000,000
New York City Housing Development Corp	2,000,000	1.650%	06/15/2039	2,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue	4,000,000	1.770%	05/01/2034	4,000,000
New York State Dormitory Authority	200,000	5.000%	07/01/2031	242,310
New York State Dormitory Authority	1,000,000	5.000%	08/01/2035	1,219,800
New York Transportation Development Corp	3,050,000	5.250%	01/01/2050	3,403,038
New York Transportation Development Corp	1,500,000	5.000%	01/01/2036	1,789,305
Ohio Air Quality Development Authority	1,275,000	5.000%	07/01/2049	1,407,332
Oklahoma Development Finance Authority	2,000,000	5.250%	08/15/2048	2,370,460
Oklahoma Development Finance Authority	2,080,000	5.500%	08/15/2057	2,474,181
Orlando Utilities Commission	2,000,000	1.590%	10/01/2033	2,000,000
Public Authority for Colorado Energy	1,675,000	6.500%	11/15/2038	2,554,978
Puerto Rico Electric Power Authority	1,650,000	6.750%	07/01/2036	1,353,000
Puerto Rico Public Finance Corp	400,000	5.500%	08/01/2031	23,196
Texas Private Activity Bond Surface Transportation Corp	500,000	7.000%	12/31/2038	588,695
Texas Private Activity Bond Surface Transportation Corp	1,530,000	6.750%	06/30/2043	1,780,905
Texas Private Activity Bond Surface Transportation Corp	3,350,000	5.000%	06/30/2058	3,909,249
County of Utah UT	4,000,000	1.650%	05/15/2051	4,000,000
Virginia Small Business Financing Authority	1,200,000	5.500%	01/01/2042	1,305,972
Virginia Small Business Financing Authority	750,000	5.000%	01/01/2044	797,648
Virginia Small Business Financing Authority	550,000	5.000%	07/01/2049	584,689
Westchester County Local Development Corp	1,000,000	5.000%	11/01/2046	1,126,860

Total Municipal Bonds (Cost $90,663,260)				94,507,261

Term Loans (0.00%)	Shares	Value
TEXAS COMP ESCROW BOND	1,000,000	1,500
SQRTW PIK-TERM 1.5 1L	352,555	-
Total Term Loans		1,500

Warrant (0.00%)	Shares	Value
Amplify Energy Corp	2,535	0

United State Treasury Bills (11.09%)	Par Value	Rate	Maturity	Value
United States Treasury Bill	11,100,000	0.000%	10/22/2019	11,087,972

Total Long Positions				133,198,313

Security Description/Short Positions

Corporate Debt (-21.58%)	Par Value	Rate	Maturity	Value
Basic Materials (-2.05%)
INEOS Group Holdings SA	(2,000,000)	5.625%	08/01/2024	(2,053,000)

Communications (-2.83%)
GrubHub Holdings Inc	(1,700,000)	5.500%	07/01/2027	(1,734,510)
Netflix Inc	(1,000,000)	5.875%	02/15/2025	(1,098,140)
Total Communications				(2,832,650)

Consumer, Cyclical (-7.61%)
Brinker International Inc	(1,000,000)	5.000%	10/01/2024	(1,050,000)
Carvana Co	(1,750,000)	8.875%	10/01/2023	(1,801,975)
Delphi Technologies PLC	(1,000,000)	5.000%	10/01/2025	(885,000)
Ford Motor Co	(1,000,000)	4.750%	01/15/2043	(868,952)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp	(2,850,000)	5.500%	03/01/2025	(3,000,480)
Total Consumer, Cyclical				(7,606,407)

Consumer, Non-Cyclical (-4.73%)
Coty Inc	(1,000,000)	6.500%	04/15/2026	(970,000)
Edgewell Personal Care Co	(1,500,000)	4.700%	05/24/2022	(1,547,475)
General Mills Inc	(1,000,000)	4.550%	04/17/2038	(1,138,141)
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc	(1,000,000)	9.750%	12/01/2026	(1,069,900)
Total Consumer, Non-Cyclical				(4,725,516)

Financial (-3.46%)
Citigroup Inc	(1,000,000)	3.980%	03/20/2030	(1,087,364)
Navient Corp	(2,350,000)	5.875%	10/25/2024	(2,367,625)
Total Financial				(3,454,989)

Technology (-0.91%)
Apple Inc	(750,000)	4.450%	05/06/2044	(910,732)

Total Corporate Debt (Cost $-20,762,128)				(21,583,294)

United State Treasury Bills (-12.72%)	Par Value	Rate	Maturity	Value
United States Treasury Note/Bond	(1,000,000)	3.500%	02/15/2039	(1,252,656)
United States Treasury Note/Bond	(3,500,000)	3.000%	02/15/2047	(4,149,004)
United States Treasury Note/Bond	(2,500,000)	2.625%	02/15/2029	(2,705,762)
United States Treasury Note/Bond	(2,500,000)	1.750%	06/30/2024	(2,521,191)
United States Treasury Note/Bond	(2,000,000)	2.250%	02/15/2027	(2,086,641)
Total United States Treasury Bills				(12,715,254)

Total Short Positions				(34,298,548)

Total Investments (Cost $100,146,965) (a) (98.91%)				98,899,765
Other Net Assets (1.09%)				1,085,971
Net Assets (100.00%)				99,985,736

(a)	Aggregate cost for federal income tax purpose is $101,004,442

At September 30, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,096,374
Unrealized depreciation	$(6,201,055)
Net unrealized depreciation	$(2,104,681)

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities (b)	Investments, in securities (c)	Investments, in securities
BDC Income Fund	$6,436,574		$70,287	$6,506,861
Real Estate Income Fund	6,135,029		-	6,135,029
International Select Equity Fund	61,853,192	3,296,535	-	65,149,727
Shelton Tactical Credit Fund	16,186	98,855,667	27,912	98,899,765
Total investments in securities	$74,424,795	$3,296,535	$70,287	$77,791,617

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.